Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR(R) Bloomberg Barclays 1-3 Month T-Bill ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR(R) Bloomberg Barclays TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR(R) Portfolio Short Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR(R) Bloomberg Barclays Intermediate Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.

SPDR(R) Portfolio Long Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® SERIES TRUST

Supplement dated April 18, 2019 to the Prospectus

dated October 31, 2018, as may be supplemented from time to time

1.
Effective immediately, the following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” sections for the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Bloomberg Barclays Intermediate Term Treasury ETF and SPDR Portfolio Long Term Treasury ETF (the “Treasury ETFs”):

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money due to a decline in the value of collateral provided for loaned securities or any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. To the extent the collateral provided or investments made with cash collateral differ from securities included in the Index, such collateral or investments may have a greater risk of loss than the securities included in the Index.